Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000210296 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Equity Factor Rotation Active ETF
Class Name	iShares U.S. Equity Factor Rotation Active ETF
Trading Symbol	DYNF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Equity Factor Rotation Active ETF (the “Fund”) (formerly known as BlackRock U.S. Equity Factor Rotation ETF) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor Rotation Active ETF	$12	0.23%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	11.64%	30.88%	15.61%	15.80%
MSCI USA Index	10.81	26.91	15.20	15.70

Performance Inception Date	Mar. 19, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 14,813,866,042
Holdings Count | Holding	85
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,813,866,042
Number of Portfolio Holdings	85
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	31.2%
Financials	18.9%
Communication Services	14.2%
Consumer Discretionary	11.6%
Industrials	7.9%
Consumer Staples	5.7%
Health Care	5.5%
Energy	3.4%
Utilities	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.2%
Microsoft Corp.	7.0%
Apple Inc.	7.0%
Amazon.com Inc.	4.6%
Meta Platforms Inc., Class A	4.5%
Bank of America Corp.	3.9%
JPMorgan Chase & Co.	3.4%
Costco Wholesale Corp.	3.1%
Alphabet Inc., Class A	3.0%
Exxon Mobil Corp.	3.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.2%
Microsoft Corp.	7.0%
Apple Inc.	7.0%
Amazon.com Inc.	4.6%
Meta Platforms Inc., Class A	4.5%
Bank of America Corp.	3.9%
JPMorgan Chase & Co.	3.4%
Costco Wholesale Corp.	3.1%
Alphabet Inc., Class A	3.0%
Exxon Mobil Corp.	3.0%
(a)	Excludes money market funds.

C000221226 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Health Innovation Active ETF
Class Name	iShares Health Innovation Active ETF
Trading Symbol	BMED
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Health Innovation Active ETF (the “Fund”) (formerly known as BlackRock Future Health ETF) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Health Innovation Active ETF	$43	0.85%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	2.34%	7.40%	1.36%
MSCI All Country World Index	7.37	20.72	12.31
STOXX Global Breakthrough Healthcare Index	2.39	10.27	(0.93)
MSCI ACWI SMID Growth Health Care Index	2.93	11.33	(0.79)

Performance Inception Date	Sep. 29, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Effective November 1, 2024, the Fund has changed the benchmark against which it measures its performance from the MSCI ACWI SMID Growth Health Care Index to the STOXX Global Breakthrough Healthcare Index.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,196,974
Holdings Count | Holding	119
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,196,974
Number of Portfolio Holdings	119
Portfolio Turnover Rate	63%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	38.5%
Health Care Equipment & Supplies	28.7%
Life Sciences Tools & Services	19.3%
Pharmaceuticals	11.2%
Health Care Providers & Services	2.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Intuitive Surgical Inc.	5.3%
Boston Scientific Corp.	5.2%
Argenx SE	3.6%
Gilead Sciences Inc.	3.2%
Roche Holding AG	2.9%
Lonza Group AG	2.7%
Abbott Laboratories	2.5%
UCB SA	2.4%
Medtronic PLC	2.2%
Repligen Corp.	2.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Intuitive Surgical Inc.	5.3%
Boston Scientific Corp.	5.2%
Argenx SE	3.6%
Gilead Sciences Inc.	3.2%
Roche Holding AG	2.9%
Lonza Group AG	2.7%
Abbott Laboratories	2.5%
UCB SA	2.4%
Medtronic PLC	2.2%
Repligen Corp.	2.2%
(a)	Excludes money market funds.

C000226201 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Carbon Transition Readiness ETF
Class Name	BlackRock U.S. Carbon Transition Readiness ETF
Trading Symbol	LCTU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock U.S. Carbon Transition Readiness ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock U.S. Carbon Transition Readiness ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	10.51%	25.97%	11.45%
Russell 1000® Index	10.85	26.71	11.78

Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,294,105,010
Holdings Count | Holding	297
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,294,105,010
Number of Portfolio Holdings	297
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	29.4%
Financials	14.7%
Consumer Discretionary	11.5%
Health Care	10.2%
Communication Services	9.8%
Industrials	8.8%
Consumer Staples	5.5%
Energy	3.1%
Materials	2.4%
Utilities	2.4%
Real Estate	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.8%
Nvidia Corp.	5.2%
Microsoft Corp.	4.6%
Amazon.com Inc.	3.5%
Meta Platforms Inc., Class A	2.8%
Alphabet Inc., Class A	2.3%
Tesla Inc.	2.1%
Alphabet Inc., Class C	1.9%
Mastercard Inc., Class A	1.9%
Broadcom Inc.	1.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.8%
Nvidia Corp.	5.2%
Microsoft Corp.	4.6%
Amazon.com Inc.	3.5%
Meta Platforms Inc., Class A	2.8%
Alphabet Inc., Class A	2.3%
Tesla Inc.	2.1%
Alphabet Inc., Class C	1.9%
Mastercard Inc., Class A	1.9%
Broadcom Inc.	1.8%
(a)	Excludes money market funds.

C000226202 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock World ex U.S. Carbon Transition Readiness ETF
Class Name	BlackRock World ex U.S. Carbon Transition Readiness ETF
Trading Symbol	LCTD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock World ex U.S. Carbon Transition Readiness ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock World ex U.S. Carbon Transition Readiness ETF	$11	0.22%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	0.63%	8.77%	2.94%
MSCI World ex USA Index	1.53	9.44	4.48

Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 259,518,252
Holdings Count | Holding	350
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$259,518,252
Number of Portfolio Holdings	350
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.0%
Industrials	17.3%
Health Care	11.0%
Consumer Discretionary	10.4%
Information Technology	9.5%
Consumer Staples	7.3%
Materials	6.5%
Energy	4.9%
Communication Services	4.1%
Utilities	3.2%
Real Estate	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Royal Bank of Canada	1.9%
Nestle SA	1.9%
HSBC Holdings PLC	1.8%
ASML Holding NV	1.6%
Schneider Electric SE	1.6%
AstraZeneca PLC	1.5%
SAP SE	1.5%
Novo Nordisk A/S, Class B	1.5%
LVMH Moet Hennessy Louis Vuitton SE	1.4%
Iberdrola SA	1.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Royal Bank of Canada	1.9%
Nestle SA	1.9%
HSBC Holdings PLC	1.8%
ASML Holding NV	1.6%
Schneider Electric SE	1.6%
AstraZeneca PLC	1.5%
SAP SE	1.5%
Novo Nordisk A/S, Class B	1.5%
LVMH Moet Hennessy Louis Vuitton SE	1.4%
Iberdrola SA	1.3%
(a)	Excludes money market funds.

C000232558 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Thematic Rotation Active ETF
Class Name	iShares U.S. Thematic Rotation Active ETF
Trading Symbol	THRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Thematic Rotation Active ETF (the “Fund”) (formerly known as BlackRock Future U.S. Themes ETF) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Thematic Rotation Active ETF	$32	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	12.07%	31.17%	12.03%
S&P 500® Index	10.12	26.38	10.52

Performance Inception Date	Dec. 14, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 14,534,637
Holdings Count | Holding	174
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,534,637
Number of Portfolio Holdings	174
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Software	12.0%
Semiconductors & Semiconductor Equipment	9.5%
Specialty Retail	9.0%
Health Care Equipment & Supplies	7.1%
Technology Hardware, Storage & Peripherals	6.6%
Interactive Media & Services	6.4%
Consumer Staples Distribution & Retail	6.1%
Broadline Retail	4.8%
Machinery	4.4%
Electronic Equipment, Instruments & Components	3.4%
Other*	30.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	6.6%
Apple Inc.	5.6%
Microsoft Corp.	5.5%
Amazon.com Inc.	4.2%
TJX Companies Inc. (The)	3.3%
Costco Wholesale Corp.	3.0%
Meta Platforms Inc., Class A	2.8%
Boston Scientific Corp.	2.7%
Ross Stores Inc.	2.5%
Walmart Inc.	2.3%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	6.6%
Apple Inc.	5.6%
Microsoft Corp.	5.5%
Amazon.com Inc.	4.2%
TJX Companies Inc. (The)	3.3%
Costco Wholesale Corp.	3.0%
Meta Platforms Inc., Class A	2.8%
Boston Scientific Corp.	2.7%
Ross Stores Inc.	2.5%
Walmart Inc.	2.3%
(a)Excludes money market funds.
C000236859 [Member]
Shareholder Report [Line Items]
Fund Name	iShares FinTech Active ETF
Class Name	iShares FinTech Active ETF
Trading Symbol	BPAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares FinTech Active ETF (the “Fund”) (formerly known as BlackRock Future Financial and Technology ETF) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FinTech Active ETF	$38	0.70%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	16.31%	27.36%	5.96%
MSCI All Country World Index	7.37	20.72	13.69

Performance Inception Date	Aug. 16, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,784,955
Holdings Count | Holding	38
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,784,955
Number of Portfolio Holdings	38
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Financial Services	44.9%
Consumer Finance	19.8%
Banks	13.2%
Capital Markets	8.8%
Professional Services	5.0%
Software	4.9%
Wireless Telecommunication Services	2.4%
Insurance	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Capital One Financial Corp.	6.2%
Synchrony Financial	5.9%
PayPal Holdings Inc.	5.1%
Charles Schwab Corp. (The)	5.1%
Rakuten Bank Ltd.	5.1%
Dun & Bradstreet Holdings Inc.	5.0%
Block Inc.	5.0%
Global Payments Inc.	4.9%
Fiserv Inc.	4.7%
Worldline SA/France	4.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Capital One Financial Corp.	6.2%
Synchrony Financial	5.9%
PayPal Holdings Inc.	5.1%
Charles Schwab Corp. (The)	5.1%
Rakuten Bank Ltd.	5.1%
Dun & Bradstreet Holdings Inc.	5.0%
Block Inc.	5.0%
Global Payments Inc.	4.9%
Fiserv Inc.	4.7%
Worldline SA/France	4.0%
(a)	Excludes money market funds.

C000242802 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Value Active ETF
Class Name	iShares Large Cap Value Active ETF
Trading Symbol	BLCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Value Active ETF (the “Fund”) (formerly known as BlackRock Large Cap Value ETF) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Value Active ETF	$6	0.11%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	3.88%	15.32%	19.21%
Russell 1000® Index	10.85	26.71	26.18
Russell 1000® Value Index	6.77	19.54	18.12

Performance Inception Date	May 19, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 16,386,277
Holdings Count | Holding	54
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,386,277
Number of Portfolio Holdings	54
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Health Care Providers & Services	11.8%
Banks	11.4%
Professional Services	7.1%
Oil, Gas & Consumable Fuels	5.9%
Aerospace & Defense	5.4%
Health Care Equipment & Supplies	5.3%
Chemicals	4.2%
Insurance	3.8%
Financial Services	3.3%
Broadline Retail	3.0%
Other*	38.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Wells Fargo & Co.	4.6%
Citigroup Inc.	4.1%
CVS Health Corp.	3.4%
SS&C Technologies Holdings Inc.	3.2%
Cardinal Health Inc.	3.2%
Amazon.com Inc.	3.0%
Medtronic PLC	3.0%
Cisco Systems Inc.	2.9%
First Citizens BancShares Inc./NC, Class A	2.7%
Microsoft Corp.	2.6%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Wells Fargo & Co.	4.6%
Citigroup Inc.	4.1%
CVS Health Corp.	3.4%
SS&C Technologies Holdings Inc.	3.2%
Cardinal Health Inc.	3.2%
Amazon.com Inc.	3.0%
Medtronic PLC	3.0%
Cisco Systems Inc.	2.9%
First Citizens BancShares Inc./NC, Class A	2.7%
Microsoft Corp.	2.6%
(a)Excludes money market funds.
C000245618 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Core Active ETF
Class Name	iShares Large Cap Core Active ETF
Trading Symbol	BLCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Core Active ETF (the “Fund”) (formerly known as BlackRock Large Cap Core ETF) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Core Active ETF	$19	0.36%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	9.25%	20.68%	28.05%
Russell 1000® Index	10.85	26.71	34.46

Performance Inception Date	Oct. 24, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,853,413
Holdings Count | Holding	36
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,853,413
Number of Portfolio Holdings	36
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Interactive Media & Services	13.0%
Semiconductors & Semiconductor Equipment	11.0%
Health Care Providers & Services	10.0%
Capital Markets	8.9%
Broadline Retail	8.1%
Software	7.7%
Financial Services	5.1%
Communications Equipment	4.2%
Chemicals	3.9%
Oil, Gas & Consumable Fuels	3.3%
Other*	24.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Amazon.com Inc.	8.1%
Microsoft Corp.	7.7%
Meta Platforms Inc., Class A	7.0%
Visa Inc., Class A	5.1%
Ciena Corp.	4.2%
Air Products and Chemicals Inc.	3.9%
Nvidia Corp.	3.8%
Alphabet Inc., Class A	3.4%
Broadcom Inc.	3.4%
Intercontinental Exchange Inc.	3.4%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Amazon.com Inc.	8.1%
Microsoft Corp.	7.7%
Meta Platforms Inc., Class A	7.0%
Visa Inc., Class A	5.1%
Ciena Corp.	4.2%
Air Products and Chemicals Inc.	3.9%
Nvidia Corp.	3.8%
Alphabet Inc., Class A	3.4%
Broadcom Inc.	3.4%
Intercontinental Exchange Inc.	3.4%
(a)Excludes money market funds.
C000248199 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Industry Rotation Active ETF
Class Name	iShares U.S. Industry Rotation Active ETF
Trading Symbol	INRO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Industry Rotation Active ETF (the “Fund”) (formerly known as BlackRock U.S. Industry Rotation ETF) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industry Rotation Active ETF	$22	0.42%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	9.79%	14.48%
MSCI USA Index	10.81	17.84

Performance Inception Date	Mar. 26, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 19,932,221
Holdings Count | Holding	445
Investment Company Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,932,221
Number of Portfolio Holdings	445
Portfolio Turnover Rate	190%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	31.8%
Financials	15.9%
Communication Services	15.8%
Consumer Discretionary	10.9%
Industrials	10.0%
Health Care	7.2%
Energy	4.4%
Materials	2.7%
Utilities	1.0%
Real Estate	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.3%
Nvidia Corp.	6.1%
Microsoft Corp.	6.0%
Meta Platforms Inc., Class A	4.3%
Alphabet Inc., Class A	3.4%
Alphabet Inc., Class C	3.0%
Tesla Inc.	2.7%
Amazon.com Inc.	2.2%
Broadcom Inc.	2.0%
T-Mobile U.S. Inc.	1.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.3%
Nvidia Corp.	6.1%
Microsoft Corp.	6.0%
Meta Platforms Inc., Class A	4.3%
Alphabet Inc., Class A	3.4%
Alphabet Inc., Class C	3.0%
Tesla Inc.	2.7%
Amazon.com Inc.	2.2%
Broadcom Inc.	2.0%
T-Mobile U.S. Inc.	1.7%
(a)	Excludes money market funds.

C000254669 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Country Rotation Active ETF
Class Name	iShares International Country Rotation Active ETF
Trading Symbol	CORO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Country Rotation Active ETF (the “Fund”) for the period of December 3, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Country Rotation Active ETF	$1(a)	0.04%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[10]
Expense Ratio, Percent	0.04%	[11]
Net Assets	$ 5,919,830
Holdings Count | Holding	37
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,919,830
Number of Portfolio Holdings	37
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Class	Percent of Total Investments(a)
International Equity	97.5%
Domestic Equity	2.5%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares MSCI Japan ETF	13.8%
iShares MSCI United Kingdom ETF	9.8%
iShares MSCI China ETF	8.7%
iShares MSCI Canada ETF	7.6%
iShares MSCI France ETF	6.8%
iShares MSCI Germany ETF	6.1%
iShares MSCI Switzerland ETF	5.4%
iShares MSCI Taiwan ETF	5.4%
iShares MSCI India ETF	5.1%
iShares MSCI Australia ETF	4.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares MSCI Japan ETF	13.8%
iShares MSCI United Kingdom ETF	9.8%
iShares MSCI China ETF	8.7%
iShares MSCI Canada ETF	7.6%
iShares MSCI France ETF	6.8%
iShares MSCI Germany ETF	6.1%
iShares MSCI Switzerland ETF	5.4%
iShares MSCI Taiwan ETF	5.4%
iShares MSCI India ETF	5.1%
iShares MSCI Australia ETF	4.7%
(a)	Excludes money market funds.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[11]	Annualized.